Prepaid expenses and other current assets (Tables)	12 Months Ended
Mar. 31, 2025
Prepaid Expenses And Other Current Assets
Schedule of Prepaid Expenses and Other Current Assets

As of March 31, 2025, and 2024, prepaid expenses and other current assets include the following components:

	March 31,
	2025	2024
Advance payment	¥—	¥9,561
Prepaid expenses	6,850	28,461
Deposit	2,450	1,850
Consumption taxes paid	3,725	26,459
Others	16	10,207
Total Prepaid expenses and other current assets	¥13,041	¥76,538